INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating losses carried forward	$ 167,293	$ 155,175
Depreciation and amortization	49,985	39,802
Lease liabilities	104,404	0
Deferred rents	0	36,567
Others	9,373	7,801
Sub-total	331,055	239,345
Valuation allowances	(257,965)	(232,907)
Total deferred tax assets	73,090	6,438
Deferred tax liabilities
Right-of-use assets	(63,011)	0
Land use rights	(46,430)	(47,554)
Intangible assets	(506)	(503)
Unrealized capital allowances	(7,242)	(3,255)
Others	(9,020)	(6,880)
Total deferred tax liabilities	(126,209)	(58,192)
Deferred tax liabilities, net	$ (53,119)	$ (51,754)